Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
BBVA Consolidar Seguros S.A. [member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[1]	$ 4,710,065	$ 3,728,002
Proportion of Voting Rights in Associates and Joint Ventures	[1]	12.22%
Proportion of Ownership Interest in Associates and Joint Ventures	[1]	12.22%
Rombo Cia Financiera SA [member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[2]	$ 3,077,455	2,317,504
Proportion of Voting Rights in Associates and Joint Ventures	[2]	40.00%
Proportion of Ownership Interest in Associates and Joint Ventures	[2]	40.00%
Interbanking S.A. [member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[3]	$ 2,110,363	2,565,912
Proportion of Voting Rights in Associates and Joint Ventures	[3]	11.11%
Proportion of Ownership Interest in Associates and Joint Ventures	[3]	11.11%
Play Digital S A [member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[4],[5]	$ 1,953,029	1,515,211
Proportion of Voting Rights in Associates and Joint Ventures	[4],[5]	11.06%
Proportion of Ownership Interest in Associates and Joint Ventures	[4],[5]	11.06%
Openpay Argentina SA [member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[4],[6]	$ 515,320	671,083
Proportion of Voting Rights in Associates and Joint Ventures	[4],[6]	12.51%
Proportion of Ownership Interest in Associates and Joint Ventures	[4],[6]	12.51%
Total Investments in Joint Ventures and Associates [member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 12,366,232	$ 10,797,712

[1]	Main Business Activity: Insurance
[2]	Main Business Activity: Financial institution
[3]	Main Business Activity: Information services for financial markets
[4]	Main Business Activity: Development, offer and implementation of a digital payment solution
[5]	To establish the value of this investment, accounting information from Play Digital S.A. has been used. as of September 30, 2023. Additionally, significant transactions carried out or events that occurred between October 1, 2023 and December 31, 2023 have been considered.
[6]	On April 19, 2023, 29,205 (in nominal values) shares were subscribed for and paid in cash.